iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
.
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  10 .4%
Clean Harbors, Inc.
(a)
...................... 46,621 $ 10,862,693
Republic Services, Inc. ..................... 187,953 40,761,367
Waste Management, Inc. .................... 367,279 80,896,873
132,520,933
a
Electric Utilities  —  56 .5%
Alliant Energy Corp. ....................... 234,598 13,813,130
American Electric Power Co., Inc. .............. 482,970 47,504,929
Constellation Energy Corp. .................. 288,414 86,518,432
Duke Energy Corp. ....................... 706,768 79,150,948
Edison International ....................... 348,338 18,810,252
Entergy Corp. ........................... 390,398 31,653,470
Evergy, Inc. ............................. 203,894 13,083,878
Eversource Energy ....................... 327,690 18,901,159
Exelon Corp. ............................ 916,239 36,649,560
FirstEnergy Corp. ........................ 527,166 20,981,207
IDACORP, Inc. .......................... 48,599 5,342,974
NextEra Energy, Inc. ...................... 1,883,638 134,793,135
NRG Energy, Inc. ......................... 188,172 19,276,340
OGE Energy Corp. ........................ 183,071 7,731,088
PG&E Corp. ............................ 1,957,539 30,635,485
Pinnacle West Capital Corp. ................. 103,968 9,041,057
PPL Corp. ............................. 676,234 22,721,463
Southern Co. (The) ....................... 1,003,104 84,210,581
Xcel Energy, Inc. ......................... 526,353 35,370,922
716,190,010
a
Gas Utilities  —  2 .8%
Atmos Energy Corp. ....................... 141,745 20,200,080
MDU Resources Group, Inc. ................. 185,522 3,306,002
National Fuel Gas Co. ..................... 83,444 5,843,583
UGI Corp. .............................. 196,641 6,042,778
35,392,443
a
Independent Power and Renewable Electricity Producers  —  5 .1%
AES Corp. (The) ......................... 649,485 7,144,335
Brookfield Renewable Corp. , Class A
(a) (b)
......... 123,469 3,295,388
Clearway Energy, Inc. , Class A ................ 31,913 782,826
Clearway Energy, Inc. , Class C ............... 74,888 1,941,846
Vistra Corp. ............................ 310,670 52,201,880
65,366,275
a
Security Shares Value
a
Multi-Utilities  —  22 .6%
Ameren Corp. ........................... 243,617 $ 22,948,721
CenterPoint Energy, Inc. .................... 590,898 19,245,548
CMS Energy Corp. ........................ 272,513 17,985,858
Consolidated Edison, Inc. ................... 317,139 29,728,610
Dominion Energy, Inc. ...................... 767,466 42,663,435
DTE Energy Co. ......................... 189,290 22,692,085
NiSource, Inc. ........................... 427,652 15,951,420
Public Service Enterprise Group, Inc. ........... 456,639 38,147,622
Sempra ............................... 580,164 48,113,000
WEC Energy Group, Inc. .................... 289,615 28,747,185
286,223,484
a
Water Utilities  —  2 .4%
American Water Works Co., Inc. ............... 178,586 22,258,959
Essential Utilities, Inc. ...................... 230,591 8,181,369
30,440,328
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,244,468,647 ) ............................... 1,266,133,473
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 447,731 447,955
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 2,074,758 2,074,758
a
Total Short-Term Securities — 0.2%
(Cost: $ 2,522,713 ) .................................. 2,522,713
Total Investments — 100.0%
(Cost: $ 1,246,991,360 ) ............................... 1,268,656,186
Liabilities in Excess of Other Assets — 0 .0% ................ (492,597)
Net Assets — 100.0% ................................. $ 1,268,163,589
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 664,452 $ — $ (215,956)
(a)
$ (518) $ (23) $ 447,955 447,731 $ 2,304
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,148,255 926,503
(a)
— — — 2,074,758 2,074,758 80,701 —
$ (518) $ (23)
$ 2,522,713
$ 83,005 $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 22 03/21/25 $ 1,736 $ 32,303
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,266,133,473  $ —  $ —  $ 1,266,133,473
Short-Term Securities
Money Market Funds ...................................... 2,522,713  —  —  2,522,713
$ 1,268,656,186  $ —  $ —  $ 1,268,656,186
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 32,303  $ —  $ —  $ 32,303
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.